RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding direct financing lease balances (Note 6):

(in thousands of $)	June 30, 2014	December 31, 2013
Amounts due from:
Frontline Charterers	13,424	—
Frontline	6,101	10,016
UFC	786	770
NADL	—	2,163
Seadrill	100	300
Current accounts due from associated companies	9,104	—
Other related parties	689	—
Total amount due from related parties	30,204	13,249
Loans to related parties - associated companies, long-term
SFL West Polaris	99,171	100,383
SFL Deepwater	109,088	115,222
SFL Hercules	145,000	120,110
SFL Linus	125,000	195,000
Total loans to related parties - associated companies, long-term	478,259	530,715
Loans to related parties - others, long-term
Frontline Ltd	45,701	48,847
Total loans to related parties - others, long-term	45,701	48,847
Amounts due to:
Frontline Charterers	229	815
Frontline Management	1,589	1,011
Bluelot	—	6,064
Corte Real	—	6,018
Deep Sea	89	—
Other related parties	32	57
Total amount due to related parties	1,939	13,965

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers, UFC and Deep Sea is as follows:

	Six months ended		Year ended
Payments (in millions of $)	June 30, 2014	June 30, 2013	December 31, 2013
Operating lease income	13.9	11.0	24.0
Direct financing lease interest income	23.2	28.5	55.4
Finance lease service revenue	23.5	26.7	52.4
Direct financing lease repayments	22.5	24.2	47.4
Cash sweep and profit share income	14.3	0.1	0.8

In addition, the Company paid the following fees:

	Six months ended		Year ended
Payments (in millions of $)	June 30, 2014	June 30, 2013	December 31, 2013
Frontline Charterers:
Vessel Management Fees	24.5	27.5	54.2
Management Supervision Fees	1.6	1.2	2.4
Administration Services and other	0.3	0.2	0.4
Golden Ocean:
Operating Management Fees	0.4	0.3	0.7
Office Facilities:
Golar Management UK Limited	0.1	0.1	0.2
Frontline Management AS	0.2	0.2	0.3